Consolidated Statements of Changes in Equity - CAD ($)	Share capital [Member]	Shares to be cancelled [Member]	Debenture reserves [Member]	Reserves [Member]	Deficit [Member]	Total
Beginning balance at Dec. 31, 2019	$ 8,348,407	$ 0	$ 298,461	$ 0	$ (3,561,946)	$ 5,084,922
Beginning balance (Shares) at Dec. 31, 2019	36,228,941
Convertible debentures - settlement	$ 3,418,390		(298,461)	70,814		3,190,743
Convertible debentures - settlement (Shares)	2,532,140
Units issued for cash	$ 3,494,400					3,494,400
Units issued for cash (Shares)	3,882,667
Share issue cost	$ (60,100)			38,500		(21,600)
Shares issued for cash - warrants	$ 77,340					77,340
Shares issued for cash - warrants (Shares)	42,967
Shares issued - services	$ 131,791					131,791
Shares issued - services (Shares)	156,894
Shares issued - debt settlement	$ 411,924					411,924
Shares issued - debt settlement (Shares)	490,491
Share-based payment				5,332,500		5,332,500
Net loss and comprehensive loss					(7,615,864)	(7,615,864)
Ending balance at Dec. 31, 2020	$ 15,822,152	0	0	5,441,814	(11,177,810)	10,086,156
Ending balance (Shares) at Dec. 31, 2020	43,334,100
Shares issued on acquisition of PerceiveMD	$ 2,010,976					2,010,976
Shares issued on acquisition of PerceiveMD (Shares)	2,513,720
Shares issued on acquisition of Phyto BrandCo	$ 24,000,000	(12,000,000)				12,000,000
Shares issued on acquisition of Phyto BrandCo (Shares)	20,000,000
Shares issued pursuant to the private placement	$ 131,318			3,682		135,000
Shares issued pursuant to the private placement (Shares)	122,727
Share-based payment				890,523		890,523
Net loss and comprehensive loss					(2,749,939)	(2,749,939)
Ending balance at Dec. 31, 2021	$ 41,964,446	(12,000,000)	0	6,336,019	(13,927,749)	22,372,716
Ending balance (Shares) at Dec. 31, 2021	65,970,547
Shares returned to treasury	$ (12,000,000)	12,000,000
Shares returned to treasury (Shares)	(10,000,000)
Share-based payment				138,713		138,713
Net loss and comprehensive loss					(4,281,639)	(4,281,639)
Ending balance at Dec. 31, 2022	$ 29,964,446	$ 0	$ 0	$ 6,474,732	$ (18,209,388)	$ 18,229,790
Ending balance (Shares) at Dec. 31, 2022	55,970,547					55,970,547